Long-Term Debt	12 Months Ended
Dec. 31, 2025
Long-Term Debt [Abstract]
LONG-TERM DEBT
7.	LONG-TERM DEBT

Senior Credit Facility

Greenfire has a reserve-based credit facility (the “Senior Credit Facility”) comprised of a $30.0 million operating facility and a $245.0 million syndicated facility, providing total committed credit of $275.0 million (December 31, 2024 - $50.0 million), with a maturity date of November 30, 2027. The Senior Credit Facility’s borrowing base is subject to a semi-annual review, occurring in May and November each year, and is established based on the lenders’ evaluation of the Company’s bitumen reserves, incorporating their prevailing commodity price assumptions. As at December 31, 2025, there were no amounts drawn on the Senior Credit Facility (December 31, 2024 – no amounts drawn).

The Senior Credit Facility is available on a revolving basis, may be drawn in Canadian or U.S. dollars, and bears interest at floating rates based on applicable Canadian or U.S. benchmark rates(1), plus applicable margins. The applicable margin is determined on a quarterly basis by reference to the Company’s trailing twelve-month Debt to EBITDA Ratio(2). The undrawn portion of the Senior Credit Facility is subject to a standby fee.

The Senior Credit Facility is secured by a first-priority security interest over substantially all of the Company’s assets. The Senior Credit Facility contains customary restrictive covenants that limit the Company’s ability to, among other things, incur additional indebtedness, create or permit liens to exist, pay dividends, redeem stock, and sell assets. The Senior Credit Facility is not subject to any financial covenants.

(1)	Benchmark rates available include the Canadian prime rate, U.S. base rate, Canadian overnight repo rate average, and the secured overnight financing rate.
(2)	As defined in the Senior Credit Facility Agreement.

Senior Secured Notes

On September 20, 2023, Greenfire issued US$300 million of senior secured notes (the “2028 Notes”). The 2028 Notes bore interest at a fixed rate of 12.00%, were to mature on October 1, 2028, and were secured by a second-priority lien on the Company’s assets. On December 19, 2025, the outstanding 2028 Notes were voluntarily redeemed at 106% of their principal amount. All accrued interest on the 2028 Notes was settled concurrently.

($ thousands)	Principal	Unamortized financing costs(1)	Long-term debt
Balance, January 1 2024	$396,780	$(20,430)	$376,350
Redemption payments	(84,278)	(4,214)	(88,492)
Non-cash financing expense	-	10,655	10,655
Foreign exchange	31,350	(933)	30,417
Balance, December 31, 2024	343,852	(14,922)	328,930
Redemption payments	(329,315)	(19,738)	(349,053)
Non-cash financing expense	-	34,077	34,077
Foreign exchange	(14,537)	583	(13,954)
Balance, December 31, 2025	$-	$-	$-

(1)	Unamortized financing costs include accrued redemption premiums, unamortized issuance costs, and the unamortized portion of the original issue discount.

The indenture governing the Company’s 2028 Notes (the “2028 Indenture”) included the following key terms and restrictions:

●	a requirement to maintain financial hedges for at least 50% of forecasted production(3) for the forward twelve-month period;

●	a limitation on annual capital expenditures of US$150(4) million;

●	restrictions on the Company’s ability to incur additional indebtedness, create or permit liens, pay dividends, redeem equity, make certain restricted payments, and dispose of assets; and

●	a requirement to apply a portion of its Excess Cash Flow(5) every six months to redeem the 2028 Notes at 105% of the principal amount (the “ECF Sweep”) until the outstanding principal balance was reduced to US$100 million.

As a result of a Change of Control Transaction (Note 1), Greenfire was required to make an offer (the “Offer”) to repurchase the 2028 Notes, or a portion thereof, at 101% of the outstanding principal amount. As at December 31, 2024, the portion of the 2028 Notes held by noteholders who agreed not to participate in the Offer was classified as a non-current liability. The remaining balance was classified as a current liability, as settlement of those amounts was not within the Company’s control.

Letter of Credit Facility

Greenfire maintains a separate $55 million letter of credit facility with a financial institution that is supported by Export Development Canada’s Account Performance Security Guarantee program (the “EDC APSG Facility”). The EDC APSG Facility is available on a demand basis. As at December 31, 2025, the Company had $54.0 million (December 31, 2024 - $54.0 million) in letters of credit outstanding under the EDC APSG Facility. Letters of credit issued under the EDC APSG Facility do not reduce Greenfire’s borrowing capacity under the Senior Credit Facility.

(3)	Forecasted production is defined by the 2028 Indenture as the Company’s proved developed producing (“PDP”) forecast in the Company’s most recent reserve report, as determined by a qualified and independent reserves evaluator, as prepared to the Canadian standard using National Instrument 51-101.
(4)	On March 10, 2025, the Company completed an amendment to the 2028 Indenture to increase the annual capital expenditure limitation from CAD$100 million to US$150 million, until the outstanding principal amount of the 2028 Notes is less than US$150 million.
(5)	As defined in the 2028 Indenture.